INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
INTANGIBLE ASSETS [Abstract]
Schedule of Patents	Patents consists of the following:
	June 30, 2013	December 31, 2012

Patents	$535,853	$509,360
Less: Accumulated amortization	28,265	20,834

	$507,588	$488,526
Patents consists of the following:

	December 31, 2012	December 31, 2011

Patents	$ 509,360	$ 439,787
Less: Accumulated amortization	20,834	8,683

	$ 488,526	$ 431,104